Document and Entity Information	Nov. 18, 2016
Prospectus:
Document Type	497
Document Period End Date	Nov. 18, 2016
Registrant Name	DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
Central Index Key	0000867955
Amendment Flag	false
Document Creation Date	Nov. 18, 2016
Document Effective Date	Nov. 18, 2016
Prospectus Date	Oct. 10, 2016
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Institutional Shares
Prospectus:
Trading Symbol	DIMXX
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Investor Shares
Prospectus:
Trading Symbol	DVMXX
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Administrative Shares
Prospectus:
Trading Symbol	DAMXX
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS | Participant Shares
Prospectus:
Trading Symbol	DMPXX